PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PLANT AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2021	As of December 31, 2020
Furniture	$1,949	$460
Electronic equipment	11,520	15,931
Motor vehicle	-	100,000
Leasehold improvement	-	-
Total property and equipment	13,469	116,391
Less: accumulated depreciation	(2,395)	(7,924)
Less: impairment	-	-
Property and equipment, net	$11,074	$108,467

Freight App Inc [Member]
SCHEDULE OF PLANT AND EQUIPMENT, NET

Property and equipment consist of the following at:

	December 31, 2021	December 31, 2020
Equipment	$92,873	$79,413
Furniture and fixtures	9,517	9,517
Leasehold improvements	4,759	4,759
Total cost	107,149	93,689
Accumulated depreciation	(53,700)	(37,570)
Property and equipment, net	$53,449	$56,119